Trade Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables [abstract]
Schedule of carrying amount of trade payables
	December 31,
	2017	2016
	U.S. dollars in thousands

Open accounts	4	15
Checks payable	-	2

	4	17

Schedule of denominated carrying amount of trade payables
	December 31,
	2017	2016
	U.S. dollars in thousands

U.S. dollars	-	11
NIS (not linked to the Israeli CPI)	4	6

	4	17